Condensed Consolidated Carve-out Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (1,297,170)	$ (1,521,279)		$ (9,932,620)	$ (3,322,695)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Depreciation and amortization	724,958	717,632		1,431,816	1,003,325
Amortization of right-of-use asset	1,437,961	1,062,638		2,570,202	1,043,220
Change in allowance for credit losses				15,425
Loss on vendor settlement				91,291
Write-down of obsolete and slow-moving inventory	1,484,648	951,373		2,471,653	1,499,938
Non-cash interest expense				32,000
Write-off of intangible assets					53,958
Impairment of goodwill				6,104,000
Change in contingent consideration		(402,900)		(774,900)	(333,100)
Amortization of debt discount	71,293
Changes in operating assets and liabilities:
Accounts receivable	(29,164)	(37,419)		(88,366)	(26,883)
Inventory	(1,253,076)	(899,274)		(2,032,996)	(1,471,859)
Prepaid expenses and vendor deposits	(11,586)	9,714		(92,016)	(30,832)
Other current assets	(40,300)	216,699		140,801	(288,934)
Due from related party	(2,062,238)	270,547		(1,416,638)	(926,129)
Other assets	(7,420)	770		(16,090)	(415,066)
Accounts payable and accrued expenses	(569,967)	(497,097)		1,430,867	3,112,481
Contract liabilities	(84,138)	(51,137)		(21,604)	(313,257)
Lease liability	(1,365,143)	(1,001,532)		(2,438,179)	(953,227)
Net cash provided by operating activities	(3,001,342)	(1,181,265)		(2,525,354)	(1,369,060)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for acquisition				(750,000)	(10,291,674)
Purchase of property, plant, and equipment	(116,978)	(145,373)		(179,623)	(387,485)
Net cash used for investing activities	(116,978)	(145,373)		(929,623)	(10,679,159)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from security purchase agreement	1,700,000
Principal payments on loan payable	(346,094)	(264,670)		(558,095)	(88,816)
Investment from parent company	1,306,080	1,502,538		3,415,081	13,801,233
Net cash used for financing activities	2,659,986	1,237,868		2,856,986	13,712,417
NET DECREASE IN CASH AND CASH EQUIVALENTS	(458,334)	(88,770)		(597,991)	1,664,198
CASH AND CASH EQUIVALENTS, Beginning of year	1,422,580	2,020,571	$ 356,373	2,020,571	356,373
CASH AND CASH EQUIVALENTS, End of year	964,246	1,931,801		1,422,580	2,020,571
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for income taxes
Cash paid for interest	232,835	84,144		199,705	30,017
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease liabilities		$ 1,083,460
Issuance of promissory note in connection with acquisition				718,000	3,000,000
Lease acquired				1,325,409	8,225,032
Contingent consideration relating to acquisition					1,108,000
Greens Natural Foods, Inc. [Member]
Cash flows from operating activities
Net loss			(306,548)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Depreciation			256,660
Changes in operating assets and liabilities:
Accounts receivable			(54,973)
Inventory			232,448
Prepaid expenses			47,795
Deposits			12,056
Accounts payable			135,154
Accrued expenses			(29,308)
Other current assets			975
Payroll liabilities			(39,701)
Other current liabilities			23,215
Sales tax payable			(18,519)
Contract liabilities			(1,891)
Net cash provided by operating activities			257,362
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant, and equipment			(521,826)
Net cash used for investing activities			(521,826)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable			(20,534)
Net cash used for financing activities			(20,534)
NET DECREASE IN CASH AND CASH EQUIVALENTS			(284,998)
CASH AND CASH EQUIVALENTS, Beginning of year			500,762		$ 500,762
CASH AND CASH EQUIVALENTS, End of year			215,764
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest			$ 7,793